Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

As described in Note 1, the Company completed the Business Combination and Private Placement on July 1, 2020.

On July 23, 2020, HOFRE filed a Registration Statement on Form S-3 registering the shares underlying the HOFRE Warrants.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

In January 2020, the underwriters agreed that in the event the Mergers with HOFV are consummated, the deferred discount due to them of $4,375,000 will be reduced to $2,500,000.

On January 24, 2020, the Company held a special meeting of its stockholders at which the stockholders approved, among other things, a proposal to further amend the Company’s Amended and Restated Certificate of Incorporation (the “Second Extension Amendment”) to extend the deadline to complete a Business Combination from January 29, 2020 to February 29, 2020, plus an option for the Company to further extend such date for an additional 30 days. The Company elected to extend such date for an additional 30 days, to March 30, 2020. The number of shares of Class A common stock presented for redemption in connection with the Second Extension Amendment was 3,011,003 and the Company paid cash in the aggregate amount of $31,975,073 (or approximately $10.61 per share) to redeeming stockholders.

On February 21, 2020, the Company filed a definitive proxy statement on Schedule 14A for a special meeting of its shareholders to vote on, among other things, the proposed business combination with HOFV.

On March 11, 2020, the Company filed a definitive proxy statement for a special meeting of its shareholders scheduled for March 30, 2020 to vote on, among other things, a further extension of the deadline to consummate a business combination for 45 days to May 14, 2020 to provide for additional time to complete the proposed business combination with HOFV, if needed.

Upon completion of the Mergers, current stockholders who do not exercise their redemption rights will receive 1.421333 shares of Holdings Common Stock to replace each one of their existing shares of the Company’s Class A common stock and current holders of Class F common stock will receive one share of Holdings Common Stock to replace each one of their existing shares of the Company’s Class F common stock, as applicable. Upon completion of the Mergers, all of the warrants to purchase the Company’s common stock will be cancelled and exchanged for warrants (“Holdings Warrants”) to purchase 1.421333 shares of Holdings Common Stock per warrant on the same terms and conditions as the original warrants.

Further, in order to support the transactions contemplated by the Merger Agreement and any possible private financing transactions that may be entered into in connection with the Merger Agreement, the Sponsor has agreed that up to 1,185,741 of its Class F common shares will be cancelled prior to the Effective Time (as defined in the Merger Agreement) pursuant to a Side Letter entered into by HOFV and the Sponsor dated March 10, 2020, which number shall be calculated based on the number of redemptions by the Company’s public stockholders. The Sponsor has also agreed that it will transfer up to one-half of the shares of Holdings Common Stock that it will receive upon conversion of its Class F common shares (after any such cancellation); provided that the number of shares of Holdings Common Stock that the Sponsor shall transfer to HOFV shall be capped so that the Sponsor retains no less than 1.125 million shares of Holdings Common Stock. The Sponsor has also agreed to transfer one-half of the Holdings Warrants that it will receive upon conversion of its warrants to purchase shares of Class A common stock at the Effective Time.